Debentures	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Debentures
20. Debentures

Company	Issue	Guarantee	12.31.2025	12.31.2024
Copel GeT	5ª	Copel surety guarantee	–	82,619
	6ª		–	276,193
	7ª		1,041,335	1,598,771
	8ª		1,417,381	1,386,822
	9ª		1,652,545	1,637,685
	10ª		2,113,824	–
			6,225,085	4,982,090
Copel DIS	5ª	Copel surety guarantee	472,350	678,738
	6ª		641,867	1,620,153
	7ª		1,264,553	1,397,531
	8ª		402,824	1,206,459
	9ª		2,377,775	2,306,826
	10ª		3,178,399	–
			8,337,768	7,209,707
Complexo Brisa	2ª	Real (pledge of shares owned by Copel GET and assignment of credit rights) and Copel surety guarantee.	65,631	183,225
Copel Serviços	1ª	Copel surety guarantee	71,610	71,247
Cutia	1ª	Real (pledge of shares owned by Copel GET and assignment of credit rights) and Copel surety guarantee.	316,081	327,685
Mata de Santa Genebra	2nd	Real (pledge of shares owned by Copel GET and assignment of credit rights).	185,535	–
	3rd		1,647,525	–
Gross debt			16,849,235	12,773,954
(-) Transaction cost			(218,289)	(146,589)
(-) Fair value adjustment (a)			15,978	–
Total			16,646,924	12,627,365
Current			1,850,538	2,025,110
Noncurrent			14,796,386	10,602,255
(a) Fair value adjustment of the 3rd series of the 10th issue of debentures of Copel GeT and Copel DIS.
The average debt cost is disclosed in Note 32.3.
On March 11, 2025, Copel GeT settled the 10th issuance of simple debentures, not convertible into shares, with additional personal guarantee, in three series, in the amounts of R$500,000, R$500,000 and R$1,000,000, to refinance financial commitments maturing in 2025 and for investments, as detailed in the Deed of Issue. The remuneration corresponds to the accumulated variation of DI + 0.59% per year for the first series, DI + 0.79% per year for the second series and IPCA + 7.4820% per year for the third series, with maturities of 4, 7 and 12 years, respectively. On September 15, 2025, Copel GeT entered into three interest rate swap agreements for the 3rd series of this 10th debenture issue, so that the balance of liabilities related to this series now has remuneration linked to the DI variation.
On July 15, 2025, Copel DIS carried out its 10th issue of incentive debentures, not convertible into shares, with additional personal guarantee, in three series, in the amounts of R$1,300,000, R$500,000, and R$1,200,000, for future payments related to investments or reimbursement of investments in the improvement, renovation, reinforcement or expansion of electricity distribution assets in one or more of the projects, as detailed in the Deed of Issue. The remuneration corresponds to the accumulated variation of the DI + 0.43% per year for the first series, DI + 0.58% per year for the second series and IPCA + 6.9543% per year for the third series, with maturities of 3, 2, and 7 years, respectively. On July 15, 2025, Copel DIS entered into three interest rate swap agreements for the 3rd series of this 10th debenture issue, so that the balance of liabilities related to this series now has remuneration linked to the DI variation.
The following table shows the balance of debentures that were hedge (3rd serie of the 10th issue of both Copel GeT and Copel DIS).

	12.31.2025
	Copel GeT	Copel DIS	Consolidated
Debentures	1,046,170	1,235,093	2,281,263
(-) Adjustment to fair value	9,559	6,419	15,978
Debentures at fair value	1,055,729	1,241,512	2,297,241
Effects of fair value hedge (swap)
Passive Position (a)	2,716	20,818	23,535
Debentures net of hedge effects	1,058,445	1,262,330	2,320,776
(a) Balance recorded under Other accounts payable (Note 25).
20.1. Maturity of noncurrent installments

Balance as of December 31, 2025	Gross debt	(-) Transaction cost	Debt balance	Hedge effects (swap)	Debt balance + hedge
2027	1,109,276	(31,714)	1,077,562	4,377	1,081,939
2028	1,522,239	(29,126)	1,493,113	3,574	1,496,687
2029	2,303,668	(27,581)	2,276,087	2,993	2,279,080
2030	2,329,039	(24,675)	2,304,364	2,662	2,307,026
2031	2,138,730	(18,655)	2,120,075	5,197	2,125,272
After 2031	5,575,810	(50,625)	5,525,185	1,075	5,526,260
	14,978,762	(182,376)	14,796,386	19,878	14,816,264
20.2. Changes in debentures

Total
Balance as of January 1, 2024	9,619,106
Funding	3,920,000
(-) Transaction costs	(60,623)
Charges and monetary variations	1,339,067
Payment – principal	(1,135,225)
Payment – charges	(1,114,064)
Reclassification to Liabilities classified as held for sale (Note 37).	59,104
Balance as of December 31, 2024	12,627,365
Effect of business combination (a)	1,794,272
Funding	5,000,000
(-) Transaction costs	(66,366)
Charges and monetary variations	2,142,626
Payment – principal	(3,317,499)
Payment – charges	(1,549,452)
Fair value adjustment	15,978
Balance as of December 31, 2025	16,646,924
(a) Balances acquired in the business combination described in Note 1.2.
20.3. Covenants
The issued debentures contain clauses that require the maintenance of certain economic and financial ratios within pre-determined parameters, requiring annual fulfillment and other conditions to be complied with, such as not changing the Company's interest in the capital stock that would represent change of control without prior consent from the debenture holders; not paying out dividends or interest on capital if it is in arrears in relation to honoring any of its financial obligations or not maintaining the financial ratios as determined without prior written consent of the debenture holders. The non-compliance with the contracted conditions may imply the need to request consent from the debenture holders or to declaration of early maturity of the debts.
On December 31, 2025, all financial indicators measured annually were fully complied with, with the exception of the subsidiary Ventos de Santo Uriel, which were exempt from complying with the ICSD in 2025, in accordance with BNDES letter AEC/DEENE2 No. 53/2025. On December 31, 2025, all other agreed indicators and conditions were fully met.
The financial covenants contained in the debenture agreements are presented as follows:

Company	Contractual Instrument	Annual financial ratio	Limit
Copel GeT	7th issue of Debentures	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio (a)	≤ 3,5 ≥ 1,5
8th issue of Debentures
9th issue of Debentures
10th issue of Debentures
Copel DIS	5th issue of Debentures
6th issue of Debentures
7th issue of Debentures
8th issue of Debentures
9th issue of Debentures
10th issue of Debentures
Copel Serviços	1st issue of Debentures
Cutia	1st issue of Debentures	Debt service coverage ratio (a)	≥ 1,2
Nova Asa Branca I	2nd issue of Debentures	Debt service coverage ratio	≥ 1,3
Nova Asa Branca II
Nova Asa Branca III
Nova Eurus IV
Ventos de Santo Uriel
Mata de Santa Genebra Transmissão S.A	2nd issue of Debentures	Debt service coverage ratio	≥ 1,2
3rd issue of Debentures
(a) Indicator calculated with the values from Copel’s consolidated financial statement.
For the consolidated net debt/consolidated EBITDA indicator, in the last quarter of 2025 the Company negotiated temporary consents for the leverage ratio of all its outstanding debenture issues, from 3.5 to 4.5, if necessary.